GOING CONCERN (Details Textual) - USD ($)	5 Months Ended	9 Months Ended		12 Months Ended
	Aug. 31, 2014	May 31, 2016	May 31, 2015	Aug. 31, 2015
Retained Earnings (Accumulated Deficit), Total	$ (10,589)	$ (132,135)		$ (13,547)
Net Cash Provided by (Used in) Operating Activities, Continuing Operations, Total	$ (589)	$ (99,479)	$ (1,776)	$ (7,708)